Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of December 31, 2023 (unaudited)

Shares		Value
	COMMON STOCKS – 98.6%
	COMMUNICATIONS – 4.2%
	INTERNET – 4.2%
9,019	Bumble, Inc., Class A(1)	$132,940
2,272	Cogent Communications Holdings, Inc.	172,808
1,076	Etsy, Inc.(1)	87,210
9,478	EverQuote, Inc., Class A(1)	116,011
2,387	Fiverr International, Ltd.(1)	64,974
2,080	Liquidity Services, Inc.(1)	35,797
12,756	Magnite, Inc.(1)	119,141
		728,881
	CONSUMER, CYCLICAL – 10.7%
	AUTO PARTS & EQUIPMENT – 1.3%
28,107	indie Semiconductor, Inc., Class A(1)	227,948

	ENTERTAINMENT – 3.2%
91,801	Genius Sports, Ltd.(1)	567,330

	LEISURE TIME – 2.7%
9,204	Life Time Group Holdings, Inc.(1)	138,796
22,854	Topgolf Callaway Brands Corp.(1)	327,727
		466,523
	RETAIL – 3.5%
4,679	First Watch Restaurant Group, Inc.(1)	94,048
8,043	Lovesac Co.(1)	205,498
10,159	Portillo’s, Inc., Class A(1)	161,833
514	RH(1)	149,821
		611,200
	TOTAL CONSUMER, CYCLICAL	1,873,001

	CONSUMER, NON-CYCLICAL – 32.6%
	BIOTECHNOLOGY – 7.2%
33,647	Bluebird Bio, Inc.(1)	46,433
1,910	Blueprint Medicines Corp.(1)	176,178
4,485	Bridgebio Pharma, Inc.(1)	181,059
12,220	Edgewise Therapeutics, Inc.(1)	133,687
26,811	Harvard Bioscience, Inc.(1)	143,439
5,116	Kiniksa Pharmaceuticals Ltd., Class A(1)	89,735
7,126	Pliant Therapeutics, Inc.(1)	129,052
3,251	Prothena Corp. PLC(1)	118,141
5,204	Xenon Pharmaceuticals, Inc.(1)	239,696
		1,257,420
	COMMERCIAL SERVICES – 12.1%
16,753	Alta Equipment Group, Inc.	207,235
4,595	CoStar Group, Inc.(1)	401,557
3,565	Coursera, Inc.(1)	69,054
2,127	Paylocity Holding Corp.(1)	350,636
Shares		Value
	COMMON STOCK (continued)
	CONSUMER, NON-CYCLICAL (continued)
	COMMERCIAL SERVICES (continued)
2,091	SoundThinking, Inc.(1)	$53,404
19,534	Toast, Inc., Class A(1)	356,691
8,435	Udemy, Inc.(1)	124,247
9,908	WillScot Mobile Mini Holdings Corp.(1)	440,906
11,372	WW International, Inc.(1)	99,505
		2,103,235
	HEALTHCARE-PRODUCTS – 11.3%
2,979	10X Genomics, Inc., Class A(1)	166,705
16,033	BioLife Solutions, Inc.(1)	260,536
14,262	Castle Biosciences, Inc.(1)	307,774
10,127	OrthoPediatrics Corp.(1)	329,229
7,567	Quanterix Corp.(1)	206,882
2,505	Repligen Corp.(1)	450,399
11,707	SI-BONE, Inc.(1)	245,730
		1,967,255
	HEALTHCARE-SERVICES – 0.2%
7,703	DocGo, Inc.(1)	43,060

	PHARMACEUTICALS – 0.7%
3,870	Intellia Therapeutics, Inc.(1)	117,996

	SEMICONDUCTORS – 1.1%
2,829	Azenta, Inc.(1)	184,281
	TOTAL CONSUMER, NON-CYCLICAL	5,673,247

	FINANCIAL – 6.2%
	BANKS – 2.3%
6,234	Texas Capital Bancshares, Inc.(1)	402,903

	INSURANCE – 2.0%
1,044	Kinsale Capital Group, Inc.	349,646

	PRIVATE EQUITY – 1.6%
7,996	Victory Capital Holdings, Inc., Class A	275,382

	REAL ESTATE – 0.3%
12,473	Compass, Inc.(1)	46,899
	TOTAL FINANCIAL	1,074,830

	INDUSTRIAL – 14.0%
	COMPUTERS – 0.5%
4,795	Kornit Digital, Ltd.(1)	91,872

	ELECTRONICS – 0.6%
8,269	Enovix Corp.(1)	103,528

	ENGINEERING & CONSTRUCTION – 0.9%
14,239	908 Devices, Inc.(1)	159,762

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	INDUSTRIAL (continued)
	ENVIRONMENTAL CONTROL – 2.3%
4,752	Casella Waste Systems, Inc., Class A(1)	$406,106

	MACHINERY-DIVERSIFIED – 2.0%
8,787	Columbus McKinnon Corp.	342,869

	METAL FABRICATE/HARDWARE – 2.3%
1,404	RBC Bearings, Inc.(1)	399,985

	MISCELLANEOUS MANUFACTURING – 5.4%
2,243	Axon Enterprise, Inc.(1)	579,434
2,807	Materion Corp.	365,275
		944,709
	TOTAL INDUSTRIAL	2,448,831

	TECHNOLOGY – 30.9%
	COMPUTERS – 3.6%
1,476	Globant SA(1)	351,259
5,020	Pure Storage, Inc., Class A(1)	179,013
7,094	Stratasys, Ltd.(1)	101,302
		631,574
	SEMICONDUCTORS – 2.2%
2,079	Power Integrations, Inc.	170,707
7,112	Veeco Instruments, Inc.(1)	220,685
		391,392
	SOFTWARE – 25.1%
7,576	CCC Intelligent Solutions Holdings, Inc.(1)	86,291
6,190	DoubleVerify Holdings, Inc.(1)	227,668
12,743	Evolent Health, Inc., Class A(1)	420,901
3,041	Guidewire Software, Inc.(1)	331,591
21,614	Health Catalyst, Inc.(1)	200,146
390	HubSpot, Inc.(1)	226,411
1,198	Klaviyo, Inc., Class A(1)	33,280
3,710	Oddity Tech, Ltd., Class A(1)	172,626
7,261	Phreesia, Inc.(1)	168,092
46,002	Porch Group, Inc.(1)	141,686
7,758	PROS Holdings, Inc.(1)	300,933
5,248	Smartsheet, Inc., Class A(1)	250,959
10,613	Sprout Social, Inc., Class A(1)	652,063
2,033	SPS Commerce, Inc.(1)	394,077
2,714	Vertex, Inc., Class A(1)	73,115
2,484	Workiva, Inc., Class A(1)	252,201
49,325	Zeta Global Holdings Corp., Class A(1)	435,046
		4,367,086
	TOTAL TECHNOLOGY	5,390,052
	TOTAL COMMON STOCKS
	(Cost $15,645,249)	17,188,842
Shares		Value
	RIGHTS – 0.0%
	PHARMACEUTICALS – 0.0%
25,526	Flexion Therapeutics, Inc.(1)(2)(3)	$255
	TOTAL RIGHTS
	(Cost $15,826)	255

	SHORT-TERM INVESTMENTS – 1.6%
	MONEY MARKET FUND – 1.6%
271,487	Fidelity Investments Money Market Treasury Portfolio – Class I, 5.220%(4)	271,487
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $271,487)	271,487

	TOTAL INVESTMENTS – 100.2%
	(Cost $15,932,562)	17,460,584
	Liabilities in Excess of Other Assets – (0.2)%	(33,705)
	TOTAL NET ASSETS – 100.0%	$17,426,879

(1)	Non-income producing security.
(2)	Fair valued using significant unobservable inputs.
(3)	Illiquid and restricted investment as to resale.
(4)	The rate is the annualized seven-day yield as of December 31, 2023.

PLC – Public Limited Company

SA – Corporation

2